Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2018
Segments and Geographic Areas
Percentage of Revenue Earned by Geographical Area Based on Drilling Location

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
United States	82.1%	84.0%	81.6%	56.9%
Nigeria	17.9%	1.8%	11.2%	43.1%
Other	—%	14.2%	7.2%	—%